Inventories - Disclosure of Detailed Information About Inventory (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventory [Abstract]
Materials and spare parts	$ 16,074	$ 15,465	$ 6,747
Crude oil stock	3,032	2,722	1,468
Total	$ 19,106	$ 18,187	$ 8,215